Marketable Securities - Proceeds from Sales of Debt Securities and the Associated Gains and Losses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Available for sale debt securities:
Proceeds from sale of marketable securities	$ 1,250	$ 0	$ 0
Gross realized gains	4	0	0
Gross realized losses	$ 0	$ 0	$ 0